Expense Example - AMG Frontier Small Cap Growth Fund	Feb. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	795
Expense Example, with Redemption, 10 Years	1,801
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	549
Expense Example, with Redemption, 5 Years	981
Expense Example, with Redemption, 10 Years	2,182
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	769
Expense Example, with Redemption, 10 Years	$ 1,746